Property plant and equipment (Tables)	12 Months Ended
Jun. 30, 2025
Property plant and equipment
Schedule of property plant and equipment
	Owner occupied farmland	Bearer plant (iii)	Buildings and facilities	Machinery and equipment	Others (i)	Total
Balance as of June 30, 2023	600,317	22,821	109,890	5,590	15,328	753,946
Costs	656,337	52,745	167,563	56,906	33,794	967,345
Accumulated depreciation	(56,020)	(29,924)	(57,673)	(51,316)	(18,466)	(213,399)
Net book amount at June 30, 2023	600,317	22,821	109,890	5,590	15,328	753,946
Additions	33,494	18,098	9,000	2,960	4,272	67,824
Disposals	(11,874)	(665)	(17,411)	(11)	(1,270)	(31,231)
Currency translation adjustment	(61,816)	(4,754)	(2,659)	(33)	(1,157)	(70,419)
Transfers	26,978	(93)	1,154	33	(1,154)	26,918
Transfers to assets held for sale	(3,909)	-	-	-	-	(3,909)
Depreciation charge (ii)	(11,243)	(7,703)	(7,112)	(2,385)	(2,972)	(31,415)
Balance as of June 30, 2024	571,947	27,704	92,862	6,154	13,047	711,714
Costs	639,210	65,331	157,647	59,855	34,485	956,528
Accumulated depreciation	(67,263)	(37,627)	(64,785)	(53,701)	(21,438)	(244,814)
Net book amount at June 30, 2024	571,947	27,704	92,862	6,154	13,047	711,714
Additions	17,823	10,921	9,634	3,383	2,980	44,741
Incorporation by business combination (iv)	748	-	-	-	4,135	4,883
Disposals	(8,489)	(4)	(1,196)	(19)	(1,942)	(11,650)
Currency translation adjustment	(28,112)	(1,443)	(1,039)	(9)	873	(29,730)
Transfers	23,507	(83)	(1)	1,900	(196)	25,127
Depreciation charges (ii)	(10,298)	(7,664)	(7,172)	(2,770)	(4,501)	(32,405)
Balance as of June 30, 2025	567,126	29,431	93,088	8,639	14,396	712,680
Costs	644,687	74,722	165,045	65,110	40,335	989,899
Accumulated depreciation	(77,561)	(45,291)	(71,957)	(56,471)	(25,939)	(277,219)
Net book amount at June 30, 2025	567,126	29,431	93,088	8,639	14,396	712,680